Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit Gross Premiums And Interest Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	¥ 456,924	¥ 448,676	¥ 427,347
Liability for Future Policy Benefit, Interest Expense	28,105	24,971	21,503
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	168,805	162,667	158,477
Liability for Future Policy Benefit, Interest Expense	13,142	12,309	11,376
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	205,787	208,640	207,553
Liability for Future Policy Benefit, Interest Expense	9,720	9,077	8,265
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	82,332	77,369	61,317
Liability for Future Policy Benefit, Interest Expense	¥ 5,243	¥ 3,585	¥ 1,862